Loans - Schedule of Outstanding Balances of Loan (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Short-Term Debt [Member]
Short-term bank loans
Balance		¥ 53,000,000		¥ 34,958,333	$ 7,578,899
Long-term bank loans, current [Member]
Short-term bank loans
Balance		3,700,000			529,093
Long-term bank loans, noncurrent [Member]
Short-term bank loans
Balance		11,000,000			1,572,979
Long-Term Debt [Member]
Short-term bank loans
Balance				8,400,000
Industrial Bank Co., Ltd. [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance	[1]	¥ 25,000,000			$ 3,574,952
Maturity Date	[1]	From April 15, 2026 to November 20, 2026
Effective Interest Rate	[1]
Collateral/ Guarantee	[1]	Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Logistics, and Qilekang Digital Health
Agricultural Bank of China [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance	[2]	¥ 3,000,000			$ 428,994
Maturity Date	[2]	January 21, 2026
Effective Interest Rate	[2]	3.15%			3.15%
Collateral/ Guarantee	[2]	Co-borrower: Zhenyang Shi
Agricultural Bank of China [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Balance	[3]	¥ 200,000			$ 28,600
Maturity Date	[3]	December 21, 2026
Effective Interest Rate	[3]	3.35%			3.35%
Collateral/ Guarantee	[3]	Guarantee: Zhenyang Shi and Li Xu
Agricultural Bank of China [Member] | Long-term bank loans, noncurrent [Member]
Short-term bank loans
Balance		¥ 1,700,000			$ 243,097
Maturity Date		August 31, 2028
Effective Interest Rate		3.35%			3.35%
Collateral/ Guarantee		Guarantee: Zhenyang Shi and Li Xu
Bank of Guangzhou [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		¥ 3,000,000			$ 428,994
Maturity Date		June 5, 2026
Effective Interest Rate		3.80%			3.80%
Collateral/ Guarantee		Guarantee: Qilekang Modern Logistics, Zhenyang Shi and Li Xu
China Guangfa Bank [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		¥ 8,000,000			$ 1,143,985
Maturity Date		From September 21, 2026 to October 15, 2026
Effective Interest Rate		3.20%			3.20%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu, and Qilekang Modern Logistics
Bank of Communications [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		¥ 6,000,000			$ 857,989
Maturity Date		August 11, 2026
Effective Interest Rate		3.20%			3.20%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu and Qilekang Digital Health
Industrial and Commercial Bank of China [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		¥ 3,000,000			$ 428,994
Maturity Date		November 30, 2026
Effective Interest Rate		3.11%			3.11%
Collateral/ Guarantee		N/A
China CITIC Bank [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance		¥ 5,000,000			$ 714,991
Maturity Date		December 22, 2026
Effective Interest Rate		4.00%			4.00%
Collateral/ Guarantee		Guarantee: Qilekang Digital Health, Zhenyang Shi and Li Xu
Bank of Jiujiang [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Balance		¥ 500,000	[4]	¥ 300,000	$ 71,499	[4]
Maturity Date		September 16, 2026	[4]	March 15, 2025
Effective Interest Rate		5.00%	[4]	5.40%	5.00%	[4]
Collateral/ Guarantee		Guarantee: Zhenyang Shi and Qilekang Modern Logistics	[4]	Guarantee: Qilekang Digital Health and Zhenyang Shi
Bank of Jiujiang [Member] | Long-term bank loans, noncurrent [Member]
Short-term bank loans
Balance		¥ 4,500,000			$ 643,491
Maturity Date		September 16, 2028
Effective Interest Rate		5.00%			5.00%
Collateral/ Guarantee		Guarantee: Zhenyang Shi and Qilekang Modern Logistics
China Resource Bank of Zhuhai [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Balance	[5]	¥ 600,000			$ 85,799
Maturity Date	[5]	September 21, 2026
Effective Interest Rate	[5]	3.85%			3.85%
Collateral/ Guarantee	[5]	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
China Resource Bank of Zhuhai [Member] | Long-Term Debt [Member]
Short-term bank loans
Balance				¥ 6,000,000
Maturity Date				October 18, 2027
Effective Interest Rate				3.85%
Collateral/ Guarantee				Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Mechine
Bank of Jiujiang One [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Balance	[2]	¥ 2,400,000			$ 343,195
Maturity Date	[2]	March 15, 2026
Effective Interest Rate	[2]	4.95%			4.95%
Collateral/ Guarantee	[2]	Guarantee: Qilekang Digital Health and Zhenyang Shi
Bank of Jiujiang One [Member] | Long-Term Debt [Member]
Short-term bank loans
Balance				¥ 2,400,000
Maturity Date				March 15, 2026
Effective Interest Rate				5.40%
Collateral/ Guarantee				Guarantee: Qilekang Digital Health and Zhenyang Shi
China Resource Bank of Zhuhai One [Member] | Long-term bank loans, noncurrent [Member]
Short-term bank loans
Balance		¥ 4,800,000			$ 686,391
Maturity Date		October 18, 2027
Effective Interest Rate		3.85%			3.85%
Collateral/ Guarantee		Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
Xi’an Changtao Network Small Loan Co., Ltd.[Member] | Long-Term Debt [Member]
Short-term bank loans
Balance		¥ 10,000,000			$ 1,429,981
Maturity Date		December 31, 2026
Effective Interest Rate		20.04%			20.04%
Collateral/ Guarantee		Guaranteed by five related parties, including Zhenyang Shi, Li Xu, Guoji Luo, Wanmei Shi, Yongan Zhong and five managements of the Group
Xi’an Changtao Network Small Loan Co., Ltd.[Member] | Long-term loans, current [Member]
Short-term bank loans
Balance				¥ 10,000,000
Maturity Date				December 31, 2025
Effective Interest Rate				20.04%
Collateral/ Guarantee				Guaranteed by five related parties, including Zhenyang Shi, Li Xu, Guoji Luo, Wanmei Shi, Yongan Zhong, and five managements of the Group
Industrial Bank Co., Ltd.one [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance				¥ 18,000,000
Maturity Date				From April 22, 2025 to June 24, 2025
Collateral/ Guarantee				Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Medicine, and Qilekang Digital Health
Shanghai Pudong Development Bank [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance				¥ 10,000,000
Maturity Date				March 04, 2025
Effective Interest Rate				4.90%
Collateral/ Guarantee				Co-borrower: Zhenyang Shi
Zhejiang Wangshang Bank Co., Ltd. [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance				¥ 1,958,333
Maturity Date				November 23, 2025 to December 23, 2025
Collateral/ Guarantee				Guarantee: Wanmei Shi
China CITIC Bank One [Member] | Short-Term Debt [Member]
Short-term bank loans
Balance				¥ 5,000,000
Maturity Date				December 27, 2025
Effective Interest Rate				4.10%
Collateral/ Guarantee				Guarantee: Zhenyang Shi, Li Xu, Dazi Nuojin Enterprise Management Consulting Co., Limited, Tibet Huijian Management Consulting Partnership (Limited Partnership) (previously known as Dazi Jinnuo Huijian Investment Management Partnership Enterprise (Limited Partnership)) Collateral: Zhenyang Shi’s real estate
Minimum [Member] | Industrial Bank Co., Ltd. [Member] | Short-Term Debt [Member]
Short-term bank loans
Effective Interest Rate	[1]	3.40%			3.40%
Minimum [Member] | Agricultural Bank of China [Member] | Short-Term Debt [Member]
Short-term bank loans
Effective Interest Rate	[2]
Minimum [Member] | Agricultural Bank of China [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Effective Interest Rate	[3]
Minimum [Member] | Bank of Jiujiang [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Effective Interest Rate	[4]
Minimum [Member] | China Resource Bank of Zhuhai [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Effective Interest Rate	[5]
Minimum [Member] | Bank of Jiujiang One [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Effective Interest Rate	[2]
Minimum [Member] | Industrial Bank Co., Ltd.one [Member] | Short-Term Debt [Member]
Short-term bank loans
Effective Interest Rate				3.80%
Minimum [Member] | Zhejiang Wangshang Bank Co., Ltd. [Member] | Short-Term Debt [Member]
Short-term bank loans
Effective Interest Rate				8.62%
Maximum [Member] | Industrial Bank Co., Ltd. [Member] | Short-Term Debt [Member]
Short-term bank loans
Effective Interest Rate	[1]	3.50%			3.50%
Maximum [Member] | Agricultural Bank of China [Member] | Short-Term Debt [Member]
Short-term bank loans
Effective Interest Rate	[2]
Maximum [Member] | Agricultural Bank of China [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Effective Interest Rate	[3]
Maximum [Member] | Bank of Jiujiang [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Effective Interest Rate	[4]
Maximum [Member] | China Resource Bank of Zhuhai [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Effective Interest Rate	[5]
Maximum [Member] | Bank of Jiujiang One [Member] | Long-term bank loans, current [Member]
Short-term bank loans
Effective Interest Rate	[2]
Maximum [Member] | Industrial Bank Co., Ltd.one [Member] | Short-Term Debt [Member]
Short-term bank loans
Effective Interest Rate				3.90%
Maximum [Member] | Zhejiang Wangshang Bank Co., Ltd. [Member] | Short-Term Debt [Member]
Short-term bank loans
Effective Interest Rate				10.80%

[1]	The balance of RMB20 million as of December 31, 2025 was repaid till March 9 2026 and March 12, 2026.
[2]	The bank loans were fully repaid till the filing of this report.
[3]	The balance of RMB50 Thousand as of December 31, 2025 was repaid till March 23 2026.
[4]	The balance of RMB0.25 million as of December 31, 2025 was repaid till March 16 2026.
[5]	The balance of RMB0.3 million as of December 31, 2025 was repaid till March 21 2026.